LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Tables)	12 Months Ended
Dec. 31, 2019
LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET
Schedule of loans and financial leasing operating portfolio

The following is the composition of the loans and financial leasing operations portfolio, net as of December 31, 2019 and 2018:

Composition	December 31, 2019	December 31, 2018
In millions of COP
Commercial(1)	92,768,553	94,600,648
Consumer	39,700,670	31,993,381
Mortgage	23,983,283	22,870,685
Financial Leases(2)	24,550,829	23,198,204
Small Business Loans	1,279,408	1,156,198
Total gross loans and advances to customers and financial institutions	182,282,743	173,819,116
Total allowance	(10,929,395)	(10,235,831)
Total Net loans and advances to customers and financial institutions	171,353,348	163,583,285
(1)	Includes loans to financial institutions amounting to COP 9,686,637 and COP 8,154,507 as of December 31, 2019 and 2018, respectively.
(2)	See note 7.1 Lessor.

Schedule of the breakdown of loans to financial institutions by stage

The following table shows the breakdown of loans to financial institutions by stage:

As of December 31, 2019

	Stage 1	Stage 2	Stage 3	TOTAL
Total loans to Financial institutions	9,685,938	38	661	9,686,637
Allowance	(23,820)	(9)	(328)	(24,157)
Total Net Loans with financial institutions	9,662,118	29	333	9,662,480

As of December 31, 2018

	Stage 1	Stage 2	Stage 3	TOTAL
Total loans to Financial institutions	8,140,354	13,812	341	8,154,507
Allowance	(15,048)	(1,123)	(267)	(16,438)
Total Net Loans with financial institutions	8,125,306	12,689	74	8,138,069

Schedule of the changes in the allowance for loans and advances and lease losses

The following table sets forth the changes in the allowance for loans and advances and lease losses as of December 31, 2019, 2018 and 2017:

As of December 31, 2019

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
+Balance at beginning of period January 1, 2019	5,360,833	2,892,891	853,764	990,970	137,373	10,235,831
+/- Loan purchases / Loan sales (1)	(4,332)	-	-	(1,557)	-	(5,889)
+ Recovery of charged - off loans	139,268	317,722	33,869	57,057	3,734	551,650
+ Credit impairment charges on loans, advances and financial leases, net	1,299,379	1,971,037	33,808	25,130	55,827	3,385,181
+ Adjusted stage 3	223,824	148,001	42,495	50,119	9,277	473,716
- Charges-off	(1,572,113)	(1,890,490)	(104,720)	(97,148)	(65,909)	(3,730,380)
+/- Translation adjustment	10,134	6,657	1,449	832	214	19,286
Balance at December 31, 2019	5,456,993	3,445,818	860,665	1,025,403	140,516	10,929,395
(1)	This item includes portfolio purchase/sales operation held between Bancolombia S.A. and Titularizadora Colombiana.

As of December 31, 2018

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
Balance of period December 31, 2017	4,514,180	2,291,829	645,101	631,402	140,591	8,223,103
+ Effect of adoption of IFRS 9	512,959	237,515	106,692	176,521	1,374	1,035,061
+Balance at beginning of period January 1, 2018	5,027,139	2,529,344	751,793	807,923	141,965	9,258,164
+/- Loan purchases / Loan sales (1)	(2,020)	-	-	(377)	-	(2,397)
+ Recovery of charged - off loans	124,865	251,632	22,373	51,808	9,182	459,860
+ Credit impairment charges on loans, advances and financial leases, net	1,463,097	1,943,323	150,873	231,668	62,664	3,851,625
Adjusted stage 3	158,396	71,157	26,502	22,230	7,127	285,412
- Charges-off	(1,468,704)	(2,012,315)	(112,417)	(135,674)	(86,802)	(3,815,912)
+/- Translation adjustment	58,060	109,750	14,640	13,392	3,237	199,079
Balance at December 31, 2018	5,360,833	2,892,891	853,764	990,970	137,373	10,235,831
(1)	This item includes portfolio purchase/sales operation held between Bancolombia S.A. and Titularizadora Colombiana.

As of December 31, 2017 (under IAS 39)

					Small
Concept	Commercial	Consumer	Mortgage	Financial	business	Total
				Leases	loans
In millions of COP
+Balance at beginning of period	3,499,791	1,791,123	653,936	567,046	110,015	6,621,911
+ Recovery of charged - off loans	144,852	197,971	13,933	45,434	8,670	410,860
+ Credit impairment charges on loans, advances and financial leases, net	1,665,809	1,601,863	16,881	97,267	86,879	3,468,699
- Charges-off	(792,145)	(1,302,630)	(37,677)	(77,762)	(65,086)	(2,275,300)
+/- Translation adjustment	(4,127)	3,502	(1,972)	(583)	113	(3,067)
= Balance at end of year	4,514,180	2,291,829	645,101	631,402	140,591	8,223,103

Schedule of significant changes in the loans and the allowance for loans losses

The following explains the significant changes in the loans and the allowance for loans losses by category during the periods ended at December 31, 2019 and 2018 as a result of applying the expected credit loss model according to IFRS 9:

As of December 31, 2019

Commercial

	Stage 1		Stage 2		Stage 3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2019	83,632,770	(522,230)	3,214,860	(358,473)	7,753,018	(4,480,130)	94,600,648	(5,360,833)
Transfers of financial instruments:	(3,379,040)	(59,345)	1,490,896	(16,514)	1,888,144	75,859	—	—
Transfers from stage 1 to stage 2	(2,346,307)	20,143	2,346,307	(20,143)	—	—	—	—
Transfers from stage 1 to stage 3	(1,639,408)	25,881	—	—	1,639,408	(25,881)	—	—
Transfers from stage 2 to stage 1	567,870	(90,503)	(567,870)	90,503	—	—	—	—
Transfers from stage 2 to stage 3	—	—	(531,867)	49,065	531,867	(49,065)	—	—
Transfers from stage 3 to stage 1	38,805	(14,866)	—	—	(38,805)	14,866	—	—
Transfers from stage 3 to stage 2	—	—	244,326	(135,939)	(244,326)	135,939	—	—
Remeasurement arising from transfer of stage	(69,103)	73,117	(180,970)	(35,733)	(79,264)	(975,050)	(329,337)	(937,666)
Remeasurement from remaining in the stage	(6,053,045)	51,741	(107,835)	28,901	(329,883)	(394,399)	(6,490,763)	(313,757)
Remeasurement due to changes in economics factors	—	(10,026)	—	(22,778)	—	1,184	—	(31,620)
Remeasurement due to changes in model inputs	—	(3,710)	—	17,351	—	(9,551)	—	4,090
Remeasurement due to methodological changes	—	39,705	—	(25,887)	—	(4,023)	—	9,795
New financial assets purchased/originated	45,168,819	(288,705)	1,158,765	(183,524)	1,801,096	(1,110,945)	48,128,680	(1,583,174)
Financial assets that have been derecognized	(39,407,782)	178,138	(788,746)	71,301	(1,636,411)	944,754	(41,832,939)	1,194,193
Charges-off	(63,585)	1,946	(37,362)	11,779	(1,471,166)	1,558,388	(1,572,113)	1,572,113
Foreign Exchange and other movements	239,722	(5,627)	13,415	(653)	11,240	(3,854)	264,377	(10,134)
Balance at December 31, 2019	80,068,756	(544,996)	4,763,023	(514,230)	7,936,774	(4,397,767)	92,768,553	(5,456,993)

Consumer

	Stage 1		Stage 2		Stage 3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2019	28,666,461	(980,423)	1,758,162	(520,976)	1,568,758	(1,391,492)	31,993,381	(2,892,891)
Transfers of financial instruments:	(1,019,225)	(80,128)	283,945	43,795	735,280	36,333	—	—
Transfers from stage 1 to stage 2	(795,809)	50,864	795,809	(50,864)	—	—	—	—
Transfers from stage 1 to stage 3	(739,010)	54,799	—	—	739,010	(54,799)	—	—
Transfers from stage 2 to stage 1	436,178	(115,024)	(436,178)	115,024	—	—	—	—
Transfers from stage 2 to stage 3	—	—	(167,143)	56,945	167,143	(56,945)	—	—
Transfers from stage 3 to stage 1	79,416	(70,767)	—	—	(79,416)	70,767	—	—
Transfers from stage 3 to stage 2	—	—	91,457	(77,310)	(91,457)	77,310	—	—
Remeasurement arising from transfer of stage	(98,739)	133,169	(102,200)	(121,934)	253,224	(1,695,509)	52,285	(1,684,274)
Remeasurement from remaining in the stage	(2,511,256)	1,038	(70,576)	35,413	(32,301)	10,533	(2,614,133)	46,984
Remeasurement due to changes in economics factors	—	(9,591)	—	3,802	—	735	—	(5,054)
Remeasurement due to changes in model inputs	—	126,465	—	(47,491)	—	4,103	—	83,077
Remeasurement due to methodological changes	—	(32,531)	—	2,937	—	(7,881)	—	(37,475)
New financial assets purchased/originated	19,784,995	(664,927)	764,355	(258,400)	497,769	(434,371)	21,047,119	(1,357,698)
Financial assets that have been derecognized	(8,422,375)	253,971	(355,731)	99,012	(189,520)	164,697	(8,967,626)	517,680
Charges-off	(511,958)	48,659	(315,056)	111,948	(1,063,476)	1,729,883	(1,890,490)	1,890,490
Foreign Exchange and other movements	69,728	(2,393)	6,390	(1,532)	4,016	(2,732)	80,134	(6,657)
Balance at December 31, 2019	35,957,631	(1,206,691)	1,969,289	(653,426)	1,773,750	(1,585,701)	39,700,670	(3,445,818)

Financial Leases

	Stage 1		Stage 2		Stage 3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2019	20,355,961	(104,429)	1,145,165	(179,668)	1,697,078	(706,873)	23,198,204	(990,970)
Transfers of financial instruments:	(1,061,321)	(22,213)	731,304	42,010	330,017	(19,797)	—	—
Transfers from stage 1 to stage 2	(1,048,366)	7,688	1,048,366	(7,688)	—	—	—	—
Transfers from stage 1 to stage 3	(264,298)	4,497	—	—	264,298	(4,497)	—	—
Transfers from stage 2 to stage 1	233,500	(26,504)	(233,500)	26,504	—	—	—	—
Transfers from stage 2 to stage 3	—	—	(186,146)	46,019	186,146	(46,019)	—	—
Transfers from stage 3 to stage 1	17,843	(7,894)	—	—	(17,843)	7,894	—	—
Transfers from stage 3 to stage 2	—	—	102,584	(22,825)	(102,584)	22,825	—	—
Remeasurement arising from transfer of stage	(28,895)	22,751	(63,900)	(58,729)	(31,375)	(143,003)	(124,170)	(178,981)
Remeasurement from remaining in the stage	(1,524,336)	7,477	(72,455)	32,405	(10,924)	(41,790)	(1,607,715)	(1,908)
Remeasurement due to changes in economics factors	—	(1,822)	—	(3,044)	—	(42)	—	(4,908)
Remeasurement due to changes in model inputs	—	2,083	—	661	—	(22,147)	—	(19,403)
Remeasurement due to methodological changes	—	13,701	—	(23,672)	—	(8,793)	—	(18,764)
New financial assets purchased/originated	4,760,874	(30,539)	262,832	(4,919)	23,518	(10,862)	5,047,224	(46,320)
Financial assets that have been derecognized	(1,481,828)	9,126	(143,203)	21,104	(291,926)	109,305	(1,916,957)	139,535
Charges-off	(713)	7	(2,974)	580	(93,461)	96,561	(97,148)	97,148
Foreign Exchange and other movements	50,142	(104)	658	(240)	591	(488)	51,391	(832)
Balance at December 31, 2019	21,069,884	(103,962)	1,857,427	(173,512)	1,623,518	(747,929)	24,550,829	(1,025,403)

Mortgage

	Stage 1		Stage 2		Stage 3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2019	20,280,416	(110,722)	1,513,063	(157,016)	1,077,206	(586,026)	22,870,685	(853,764)
Transfers of financial instruments:	(78,120)	(75,570)	(20,302)	6,849	98,422	68,721	—	—
Transfers from stage 1 to stage 2	(609,598)	9,392	609,598	(9,392)	—	—	—	—
Transfers from stage 1 to stage 3	(177,154)	4,876	—	—	177,154	(4,876)	—	—
Transfers from stage 2 to stage 1	631,692	(57,920)	(631,692)	57,920	—	—	—	—
Transfers from stage 2 to stage 3	—	—	(167,345)	24,239	167,345	(24,239)	—	—
Transfers from stage 3 to stage 1	76,940	(31,918)	—	—	(76,940)	31,918	—	—
Transfers from stage 3 to stage 2	—	—	169,137	(65,918)	(169,137)	65,918	—	—
Remeasurement arising from transfer of stage	(50,316)	54,296	(35,924)	(15,576)	38,394	(154,824)	(47,846)	(116,104)
Remeasurement from remaining in the stage	(1,116,457)	(22)	(28,542)	2,899	36,226	(86,293)	(1,108,773)	(83,416)
Remeasurement due to changes in economics factors	—	2,356	—	5,127	—	7,967	—	15,450
Remeasurement due to changes in model inputs	—	11,908	—	(19,835)	—	13,992	—	6,065
Remeasurement due to methodological changes	—	14,185	—	5,684	—	(737)	—	19,132
New financial assets purchased/originated	4,076,279	(22,365)	32,271	(5,581)	12,444	(5,631)	4,120,994	(33,577)
Financial assets that have been derecognized	(1,598,993)	10,316	(123,901)	11,462	(110,191)	60,500	(1,833,085)	82,278
Charges-off	(6,645)	56	(1,330)	117	(96,745)	104,547	(104,720)	104,720
Foreign Exchange and other movements	78,510	(255)	5,045	(385)	2,473	(809)	86,028	(1,449)
Balance at December 31, 2019	21,584,674	(115,817)	1,340,380	(166,255)	1,058,229	(578,593)	23,983,283	(860,665)

Small business loans

	Stage 1		Stage 2		Stage 3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2019	958,491	(41,971)	80,805	(15,421)	116,902	(79,981)	1,156,198	(137,373)
Transfers of financial instruments:	(67,212)	3,457	203	364	67,009	(3,821)	—	—
Transfers from stage 1 to stage 2	(37,819)	2,575	37,819	(2,575)	—	—	—	—
Transfers from stage 1 to stage 3	(61,169)	5,299	—	—	61,169	(5,299)	—	—
Transfers from stage 2 to stage 1	30,270	(3,779)	(30,270)	3,779	—	—	—	—
Transfers from stage 2 to stage 3	—	—	(17,119)	3,920	17,119	(3,920)	—	—
Transfers from stage 3 to stage 1	1,506	(638)	—	—	(1,506)	638	—	—
Transfers from stage 3 to stage 2	—	—	9,773	(4,760)	(9,773)	4,760	—	—
Remeasurement arising from transfer of stage	(7,671)	2,635	(9,868)	(1,008)	(29,962)	(46,609)	(47,501)	(44,982)
Remeasurement from remaining in the stage	(145,152)	5,502	(2,408)	697	(941)	(4,000)	(148,501)	2,199
Remeasurement due to changes in economics factors	—	51	—	15	—	55	—	121
Remeasurement due to changes in model inputs	—	5,476	—	757	—	1,940	—	8,173
Remeasurement due to methodological changes	—	1,407	—	349	—	(160)	—	1,596
New financial assets purchased/originated	620,375	(25,971)	24,173	(7,891)	25,901	(22,041)	670,449	(55,903)
Financial assets that have been derecognized	(260,493)	8,775	(11,664)	2,339	(17,402)	8,844	(289,559)	19,958
Charges-off	(13,142)	1,250	(11,400)	3,214	(41,367)	61,445	(65,909)	65,909
Foreign Exchange and other movements	3,460	(67)	378	(30)	393	(117)	4,231	(214)
Balance at December 31, 2019	1,088,656	(39,456)	70,219	(16,615)	120,533	(84,445)	1,279,408	(140,516)

As of December 31, 2018

Commercial

	Stage 1		Stage 2		Stage 3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2018	77,206,675	(547,510)	4,417,841	(365,329)	7,455,598	(4,114,300)	89,080,114	(5,027,139)
Transfers of financial instruments:	(170,929)	(79,849)	(1,165,507)	61,654	1,336,436	18,195	—	—
Transfers from stage 1 to stage 2	(1,092,962)	17,502	1,092,962	(17,502)	—	—	—	—
Transfers from stage 1 to stage 3	(1,011,851)	29,190	—	—	1,011,851	(29,190)	—	—
Transfers from stage 2 to stage 1	1,779,812	(93,242)	(1,779,812)	93,242	—	—	—	—
Transfers from stage 2 to stage 3	—	—	(704,844)	71,608	704,844	(71,608)	—	—
Transfers from stage 3 to stage 1	154,072	(33,299)	—	—	(154,072)	33,299	—	—
Transfers from stage 3 to stage 2	—	—	226,187	(85,694)	(226,187)	85,694	—	—
Remeasurement arising from transfer of stage	(238,688)	99,339	(175,846)	1,682	(161,112)	(842,752)	(575,646)	(741,731)
Remeasurement from remaining in the stage	(5,814,291)	74,226	(79,870)	16,984	(68,573)	(726,064)	(5,962,734)	(634,854)
Remeasurement due to changes in economics factors	—	2,414	—	10,787	—	(614)	—	12,587
Remeasurement due to changes in model inputs	—	22,329	—	(21,882)	—	5,611	—	6,058
Remeasurement due to methodological changes	—	—	—	—	—	(50,109)	—	(50,109)
New financial assets purchased/originated	46,523,819	(259,527)	1,223,859	(139,665)	1,601,125	(758,851)	49,348,803	(1,158,043)
Financial assets that have been derecognized	(36,023,150)	174,914	(1,143,923)	55,118	(1,123,364)	591,722	(38,290,437)	821,754
Charges-off	(33,044)	1,663	(83,195)	25,496	(1,352,465)	1,441,545	(1,468,704)	1,468,704
Foreign Exchange and other movements	2,182,378	(10,229)	221,501	(3,318)	65,373	(44,513)	2,469,252	(58,060)
Balance at December 31, 2018	83,632,770	(522,230)	3,214,860	(358,473)	7,753,018	(4,480,130)	94,600,648	(5,360,833)

Consumer

	Stage 1		Stage 2		Stage 3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2018	24,374,639	(794,615)	1,618,496	(451,838)	1,461,976	(1,282,891)	27,455,111	(2,529,344)
Transfers of financial instruments:	(1,146,891)	(27,935)	306,465	55,361	840,426	(27,426)	—	—
Transfers from stage 1 to stage 2	(798,766)	44,260	798,766	(44,260)	—	—	—	—
Transfers from stage 1 to stage 3	(764,505)	56,905	—	—	764,505	(56,905)	—	—
Transfers from stage 2 to stage 1	361,202	(84,650)	(361,202)	84,650	—	—	—	—
Transfers from stage 2 to stage 3	—	—	(185,178)	55,859	185,178	(55,859)	—	—
Transfers from stage 3 to stage 1	55,178	(44,450)	—	—	(55,178)	44,450	—	—
Transfers from stage 3 to stage 2	—	—	54,079	(40,888)	(54,079)	40,888	—	—
Remeasurement arising from transfer of stage	(76,599)	88,547	(99,563)	(118,750)	186,827	(1,691,495)	10,665	(1,721,698)
Remeasurement from remaining in the stage	(2,232,650)	1,889	(66,101)	22,297	(33,036)	2,528	(2,331,787)	26,714
Remeasurement due to changes in economics factors	—	4,788	—	(1,311)	—	—	—	3,477
Remeasurement due to changes in model inputs	—	(27,434)	—	(29,817)	—	1,363	—	(55,888)
Remeasurement due to methodological changes	—	—	—	—	—	—	—	—
New financial assets purchased/originated	13,904,647	(418,266)	613,209	(178,986)	319,557	(271,327)	14,837,413	(868,579)
Financial assets that have been derecognized	(6,277,295)	167,811	(285,672)	66,802	(140,490)	115,249	(6,703,457)	349,862
Charges-off	(523,623)	48,290	(388,119)	133,313	(1,100,573)	1,830,712	(2,012,315)	2,012,315
Foreign Exchange and other movements	644,233	(23,498)	59,447	(18,047)	34,071	(68,205)	737,751	(109,750)
Balance at December 31, 2018	28,666,461	(980,423)	1,758,162	(520,976)	1,568,758	(1,391,492)	31,993,381	(2,892,891)

Financial leases

	Stage 1		Stage 2		Stage 3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2018	19,219,292	(134,349)	1,230,431	(89,988)	1,662,653	(583,586)	22,112,376	(807,923)
Transfers of financial instruments:	(374,358)	(14,466)	23,228	(546)	351,130	15,012	—	—
Transfers from stage 1 to stage 2	(678,005)	9,194	678,005	(9,194)	—	—	—	—
Transfers from stage 1 to stage 3	(398,842)	6,978	—	—	398,842	(6,978)	—	—
Transfers from stage 2 to stage 1	678,497	(24,103)	(678,497)	24,103	—	—	—	—
Transfers from stage 2 to stage 3	—	—	(111,253)	20,270	111,253	(20,270)	—	—
Transfers from stage 3 to stage 1	23,992	(6,535)	—	—	(23,992)	6,535	—	—
Transfers from stage 3 to stage 2	—	—	134,973	(35,725)	(134,973)	35,725	—	—
Remeasurement arising from transfer of stage	(48,145)	18,824	(45,780)	(56,854)	(68,422)	(137,850)	(162,347)	(175,880)
Remeasurement from remaining in the stage	(1,423,679)	25,665	(18,183)	(11,927)	(17,047)	(65,577)	(1,458,909)	(51,839)
Remeasurement due to changes in economics factors	—	(166)	—	5,826	—	(362)	—	5,298
Remeasurement due to changes in model inputs	—	15,975	—	(31,606)	—	(11,963)	—	(27,594)
Remeasurement due to methodological changes	—	—	—	—	—	(64,497)	—	(64,497)
New financial assets purchased/originated	4,294,172	(24,463)	90,609	(9,411)	80,951	(31,035)	4,465,732	(64,909)
Financial assets that have been derecognized	(1,422,584)	9,297	(169,079)	16,974	(206,794)	47,821	(1,798,457)	74,092
Charges-off	(14,014)	158	(276)	29	(121,384)	135,487	(135,674)	135,674
Foreign Exchange and other movements	125,277	(904)	34,215	(2,165)	15,991	(10,323)	175,483	(13,392)
Balance at December 31, 2018	20,355,961	(104,429)	1,145,165	(179,668)	1,697,078	(706,873)	23,198,204	(990,970)

Mortgage

	Stage 1		Stage 2		Stage 3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2018	18,351,658	(92,885)	1,454,894	(147,874)	950,961	(511,034)	20,757,513	(751,793)
Transfers of financial instruments:	(345,042)	(57,398)	136,231	14,747	208,811	42,651	—	—
Transfers from stage 1 to stage 2	(749,203)	10,312	749,203	(10,312)	—	—	—	—
Transfers from stage 1 to stage 3	(207,887)	5,056	—	—	207,887	(5,056)	—	—
Transfers from stage 2 to stage 1	552,708	(49,312)	(552,708)	49,312	—	—	—	—
Transfers from stage 2 to stage 3	—	—	(200,281)	27,034	200,281	(27,034)	—	—
Transfers from stage 3 to stage 1	59,340	(23,454)	—	—	(59,340)	23,454	—	—
Transfers from stage 3 to stage 2	—	—	140,017	(51,287)	(140,017)	51,287	—	—
Remeasurement arising from transfer of stage	(46,059)	51,842	(43,554)	(30,301)	65,548	(178,864)	(24,065)	(157,323)
Remeasurement from remaining in the stage	(1,057,494)	771	(34,744)	(7,423)	31,643	(71,719)	(1,060,595)	(78,371)
Remeasurement due to changes in economics factors	—	1,132	—	19,196	—	(2,753)	—	17,575
Remeasurement due to changes in model inputs	—	4,289	—	(2,185)	—	(4,589)	—	(2,485)
Remeasurement due to methodological changes	—	—	—	—	—	(5,242)	—	(5,242)
New financial assets purchased/originated	3,976,575	(25,673)	46,565	(8,806)	12,512	(6,192)	4,035,652	(40,671)
Financial assets that have been derecognized	(1,353,978)	8,575	(100,322)	9,063	(101,239)	49,131	(1,555,539)	66,769
Charges-off	(996)	25	(336)	24	(111,085)	112,368	(112,417)	112,417
Foreign Exchange and other movements	755,752	(1,400)	54,329	(3,457)	20,055	(9,783)	830,136	(14,640)
Balance at December 31, 2018	20,280,416	(110,722)	1,513,063	(157,016)	1,077,206	(586,026)	22,870,685	(853,764)

Small business loans

	Stage 1		Stage 2		Stage 3		Total
	Gross		Gross		Gross		Gross
	carrying	Allowance	carrying	Allowance	carrying	Allowance	carrying	Allowance
Balance at January 1, 2018	868,593	(31,773)	70,082	(12,775)	124,305	(97,417)	1,062,980	(141,965)
Transfers of financial instruments:	(102,128)	3,994	24,315	1,086	77,813	(5,080)	—	—
Transfers from stage 1 to stage 2	(53,513)	2,328	53,513	(2,328)	—	—	—	—
Transfers from stage 1 to stage 3	(64,371)	4,163	—	—	64,371	(4,163)	—	—
Transfers from stage 2 to stage 1	14,771	(1,842)	(14,771)	1,842	—	—	—	—
Transfers from stage 2 to stage 3	—	—	(18,593)	3,599	18,593	(3,599)	—	—
Transfers from stage 3 to stage 1	985	(655)	—	—	(985)	655	—	—
Transfers from stage 3 to stage 2	—	—	4,166	(2,027)	(4,166)	2,027	—	—
Remeasurement arising from transfer of stage	(3,674)	2,024	(13,083)	(1,493)	(35,259)	(44,344)	(52,016)	(43,813)
Remeasurement from remaining in the stage	(134,481)	8,292	(3,527)	868	(2,329)	(924)	(140,337)	8,236
Remeasurement due to changes in economics factors	—	(99)	—	(593)	—	—	—	(692)
Remeasurement due to changes in model inputs	—	(1,899)	—	(560)	—	298	—	(2,161)
Remeasurement due to methodological changes	—	—	—	—	—	—	—	—
New financial assets purchased/originated	556,933	(29,753)	25,216	(6,441)	27,945	(21,347)	610,094	(57,541)
Financial assets that have been derecognized	(243,809)	6,903	(15,087)	2,064	(15,489)	8,031	(274,385)	16,998
Charges-off	(13,882)	926	(10,096)	2,690	(62,824)	83,186	(86,802)	86,802
Foreign Exchange and other movements	30,939	(586)	2,985	(267)	2,740	(2,384)	36,664	(3,237)
Balance at December 31, 2018	958,491	(41,971)	80,805	(15,421)	116,902	(79,981)	1,156,198	(137,373)